Significant Accounting Policies - Disclosure of Estimated Useful Lives for Investment Properties (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Estimated useful lives, Investment Property	25 years
Top of range [member]
Disclosure of detailed information about investment property [line items]
Estimated useful lives, Investment Property	45 years